UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011
                                                --------------

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):  [  ]   is a restatement.
                                  [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     New York Community Bank
Address:  615 Merrick Avenue, Westbury, New York 11590

Form 13F File Number:   28-10200

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Pinto
Title:  Executive Vice President/Chief Accounting Officer
Phone:  (516) 683-4466

Signature, Place, and Date of Signing:

/s/ John Pinto                 Westbury, New York       April 18, 2011
---------------------------    ------------------       --------------
[Signature]                    City, State]             [Date]

Report Type (Check only one:)

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number:  28-01221

Name:   Peter B. Cannell & Co., Inc.

                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       2

Form 13F Information Table Value Total:  $1,159 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Form 13F File Number        Name
                  --------------------        ----

1                 28-10200                    New York Community Bancorp, Inc.

                           FORM 13F INFORMATION TABLE

NAME OF                                                  VALUE      SHRS OR  SH/  PUT/  INVESTMENT
ISSUER                      TITLE OF CLASS    CUSIP       (x$1000)  PRN AMT PRN CALL    DISCRETION
--------------------------  ----------------  ---------  ---------  ------------------  ----------

State Bancorp               Comm              855716106  $  1,039   100,000       SH     Defined
Sander Morris Harris Group  Comm              80000Q104  $    120    15,000       SH     Defined


                       VOTING AUTHORITY
                       ----------------
OTHER
MANAGER            SOLE       SHARED     NONE
-------            ----       -------    -----
1                  100,000
1                   15,000